Income Taxes (Tables) - Vicarious Surgical US Inc. [Member]	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of income tax rate effective income tax
	Year Ended December 31,
	2020	2019
Income at US Statutory Rate	21%	21%
State taxes, net of Federal benefit	6%	6%
Permanent differences	(1)%	(1)%
Tax credits	4%	6%
Change in valuation allowance	(30)%	(33)%
Other	0%	0%
	0%	0%

Schedule of deferred tax assets and (liabilities)
	Year Ended December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforwards	$7,602	$4,178
Tax credits	1,244	792
Share based compensation	23	8
Accruals and reserves	23	81
Depreciation and amortization	104	81
Total deferred tax assets before valuation allowance	8,996	5,140
Valuation allowance	(8,996)	(5,140)
Net deferred tax assets	$—	$—